Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets, Net [Line Items]
Intangible assets gross	$ 80,377	$ 82,072
Less: accumulated amortization	(33,283)	(26,003)
Intangible asset, net	47,094	56,069
Trademark right [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets gross	9,977	9,694
Copyright [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets gross	203	209
Patent right [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets gross	$ 70,197	$ 72,169